   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 9, 2005.


                                       REGISTRATION NOS. 333-119611 AND 811-6466
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 3                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 44                             [X]

                            ------------------------

                            ML OF NEW YORK VARIABLE
                           ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                            222 BROADWAY, 14TH FLOOR
                               NEW YORK, NY 10038
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 333-6524
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on December 12, 2005 pursuant to paragraph (b) of Rule 485

           (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
      (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


           EXHIBIT INDEX CAN BE FOUND ON PAGE C-16
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A


                       SUPPLEMENT DATED DECEMBER 12, 2005

                                     TO THE
                          PROSPECTUS DATED MAY 1, 2005
                                      FOR
          MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (INVESTOR SERIES)


This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) (the "Contract") issued through ML of New York Variable Annuity Separate Account A. It provides information in addition to that contained in the Prospectus dated May 1, 2005 for the Contracts. You should read it in its entirety and keep it together with your Prospectus for future reference.



If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, we offer an optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider for an additional charge. If you elect the GMWB, you can take minimum annual payments regardless of your contract value during your lifetime. This means that regardless of poor subaccount investment performance, you can take withdrawals each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount.


You should not elect the GMWB if:


      - you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or



      - you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.



Certain terms that we use in this supplement have special meanings. If we do not define a term in this supplement, it has the meaning we gave it in the Prospectus.


FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following additional line should be added to the end of the table captioned "Periodic Charges Other Than Fund Expenses -- Annual Charge for Optional Riders" on page 3 of the Prospectus:

ANNUAL CHARGE FOR OPTIONAL RIDERS(4)


                                                                  CURRENT                MAXIMUM
GMWB(10)                                                           0.75%                  1.50%


-------------------------
(4) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.

(10) The GMWB Base is an amount used to calculate the Guaranteed Lifetime Amount under the GMWB. The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. We won't deduct the GMWB charge after an annuity date. For more information, see "Guaranteed Minimum Withdrawal Benefit."


                                    EXAMPLES

The following replaces the "Examples" section on pages 8 and 9 of the Prospectus in its entirety:

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current annual Contract Fee, the current Maximum Anniversary Value charge, the current GMWB charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,186                $2,114                $3,036                $5,479
  (b)          $  923                $1,334                $1,748                $3,066


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $561                 $1,673                $2,775                $5,479
  (b)           $277                 $  850                $1,448                $3,066


EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,116                $2,081                $2,864                $5,631
  (b)          $  850                $1,296                $1,550                $3,262


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $581                 $1,730                $2,864                $5,631
  (b)           $298                 $  911                $1,550                $3,262


EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $774                 $1,773                $2,930                $5,742
  (b)           $497                 $  957                $1,625                $3,407


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $596                 $1,773                $2,930                $5,742
  (b)           $313                 $  957                $1,625                $3,407

EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,821                $2,631                $3,606                $6,014
  (b)          $1,549                $1,845                $2,316                $3,604


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $623                 $1,856                $3,069                $6,014
  (b)           $328                 $1,007                $1,716                $3,604



     EXAMPLE 4, ABOVE, TAKES INTO ACCOUNT ANY BONUS AMOUNTS THAT ARE SUBJECT TO RECAPTURE. THE CIRCUMSTANCES UNDER WHICH BONUS CREDITS ARE RECAPTURED ARE DISCUSSED IN YOUR PROSPECTUS.


The Examples reflect the $50 contract fee as 0.05% of contract value based on our estimates of anticipated contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions, and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Because the Contracts were not offered for sale prior to May 1, 2005, condensed financial information is not available.

                     GUARANTEED MINIMUM WITHDRAWAL BENEFIT


WHAT IS THE GMWB?



The GMWB is an optional rider that permits you to receive annual minimum payments regardless of your contract value during your lifetime (or until the second owner's death if there are co-owners). There is an additional charge for this rider.


        IMPORTANT INFORMATION ABOUT THE GMWB RIDER:



        - If you do not choose to take withdrawals while this rider is in effect, we will not refund the GMWB charges.



        - You and your co-owner (if applicable) must be at least 60 and not more than 80 years old when you elect the GMWB rider.



        - If you elect the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this supplement.



        - For both new and existing Contracts, you may elect EITHER the GMWB or the Guaranteed Minimum Income Benefit ("GMIB") discussed in your Prospectus, BUT NOT BOTH optional benefits.



        - Please note that all withdrawals -- even withdrawals made under the GMWB --REDUCE YOUR CONTRACT VALUE.



        - We will not accept additional premium payments after you take your first withdrawal.



HOW DO I ELECT THE GMWB RIDER?



For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, you may elect to add the GMWB rider on each third contract anniversary, provided you did not already elect the GMIB. If you wish to add the GMWB rider to your Contract, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that third contract anniversary.


        IMPORTANT TERM: THE GMWB EFFECTIVE DATE IS THE DATE THE GMWB RIDER BECOMES EFFECTIVE.



You may elect the GMWB rider only if you (and your co-owner, if any) are at least 60 years old and not more than 80 years old on the GMWB Effective Date. If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust or corporation), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants must be spouses. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.



If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program ("DCA Program") discussed in your Prospectus. In addition, we will terminate the Automatic Investment Feature ("AIF Feature"), if you have elected it, after the first withdrawal.



WHEN MAY I TAKE WITHDRAWALS?



Once you elect the GMWB rider, any withdrawal will be subject to the terms of the rider. This means that the free withdrawal amount, if greater than the Guaranteed Lifetime Amount, will also reduce your benefit base as well as your contract value. The free withdrawal amount is discussed in your Prospectus.

To receive the guaranteed payments, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of "Lifetime Income Percentage" and "GMWB Base" below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.) Once you take your first withdrawal after electing the GMWB, the Guaranteed Lifetime Amount will not increase in the same manner as before the withdrawal. It can only increase to equal the contract value, if greater, on each third contract anniversary.



WHAT IF I WITHDRAW LESS THAN THE FULL AMOUNT EACH YEAR?



You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum payments are not cumulative. You cannot carry over any unused guaranteed minimum payments to any future contract years. The following example is helpful to understand this concept:


        EXAMPLE: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 one year, your Guaranteed Lifetime Amount will not increase the next year by the $500 you did not withdraw in the current year.



We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.



WHAT IF I WITHDRAW MORE THAN THE GUARANTEED LIFETIME AMOUNT IN A CONTRACT YEAR?



Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an "excess withdrawal." An excess withdrawal could significantly reduce your GMWB Base.



If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.


        IMPORTANT: EXCESS WITHDRAWALS WILL REDUCE YOUR GMWB BASE, YOUR GUARANTEED LIFETIME AMOUNT, YOUR ANNUITY CONTRACT VALUE AND YOUR DEATH BENEFIT, AND MAY DO SO BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL.



WHAT IS THE GUARANTEED LIFETIME AMOUNT?



We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage rate, which is based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.


    LIFETIME INCOME PERCENTAGE X GMWB BASE = GUARANTEED LIFETIME AMOUNT

More specifically, we determine the initial Lifetime Income Percentage based on your age (or the age of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.



------------------------------------------------------------------------------
  AGE OF (YOUNGER) OWNER WHEN FIRST
 WITHDRAWAL IS TAKEN ON OR AFTER THE
         GMWB EFFECTIVE DATE                  LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                60-64                                    4.5%
------------------------------------------------------------------------------
                65-69                                    5.0%
------------------------------------------------------------------------------
                70-74                                    5.5%
------------------------------------------------------------------------------
                75-79                                    6.0%
------------------------------------------------------------------------------
                 80+                                     7.0%
------------------------------------------------------------------------------



Once you have elected the rider, if you change the contract owner or add a co-owner, the Lifetime Income Percentage may change because we base the Lifetime Income Percentage on the (younger) owner's age at the time of the first withdrawal. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.


        EXAMPLE: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal 7,700 ($140,000 X .055). If you add your spouse as a co-owner, age 66 on the next contract anniversary, then your Lifetime Income Percentage will be reset to 5.0%, since your spouse was age 65 at the time you made your first withdrawal.



WHAT IS THE GMWB BASE?



As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount also increases.



Prior to your first withdrawal (for up to 10 years after the GMWB Effective
Date), your GMWB Base will equal your GMWB Maximum Anniversary Value ("MAV") Base. (See "GMWB MAV Base" for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on every third contract anniversary after the contract date. The GMWB Base will be reset to equal your contract value, if higher. For Investor Choice Annuity XC Class Contracts only: If you purchased an XC Class Contract, we will increase the GMWB Base through step-ups to equal your contract value less any bonus amounts subject to recapture, if higher than your GMWB Base.


        IMPORTANT: YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GMWB. FOR EXAMPLE, YOU WILL NOT BE ABLE TO INCREASE YOUR GMWB BASE BY MAKING ADDITIONAL PREMIUM PAYMENTS AND YOU WILL LOSE THE POTENTIAL FOR INCREASES THROUGH ANNUAL STEP-UPS. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed in the Prospectus), it will automatically terminate upon your first withdrawal.


        IMPORTANT:  THE GMWB BASE IS USED ONLY TO CALCULATE THE
        GUARANTEED LIFETIME AMOUNT AND THE GMWB CHARGE, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, SURRENDER VALUE,
        MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.



WHEN AND HOW IS THE GMWB BASE    Calculation of your GMWB Base depends on when you make your
CALCULATED?                      first  withdrawal.  There are  three distinct  time periods that are important to consider:
     (1) ON THE GMWB EFFECTIVE   If the GMWB Effective Date is the contract date, the GMWB
       DATE                      Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value (less any bonus amounts subject to recapture, if you own an XC Class Contract), on the GMWB Effective Date.
     (2) PRIOR TO THE FIRST      Prior to the first withdrawal after the GMWB Effective
       WITHDRAWAL                Date, the GMWB Base equals the GMWB MAV Base.
                                 GMWB MAV BASE:   The GMWB MAV Base  equals the greatest  of
                                 the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
                                   (a) is the GMWB Base on the GMWB Effective Date, or is
                                       the contract value, less any bonus amounts subject to
                                       recapture, on each contract anniversary thereafter;
                                       and
                                   (b) is the sum of all additional premiums since the last
                                       contract anniversary.
                                 As long as the rider is in effect, we will calculate an
                                 anniversary value on the GMWB Effective Date and on each
                                 contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB
                                 Effective Date) and the 10th contract anniversary following the GMWB Effective Date.
                                 NO ADDITIONAL ANNIVERSARY VALUES WILL BE CALCULATED
                                 THEREAFTER FOR PURPOSES OF DETERMINING THE GMWB MAV BASE.
     (3) ON AND AFTER THE        If you have not exceeded the Guaranteed Lifetime Amount
       FIRST WITHDRAWAL          during a contract year, the GMWB Base does not change. It
                                 equals the GMWB Base immediately prior to a withdrawal.
                                 However, the GMWB Base on and after any excess withdrawal
                                 will equal the lesser of:
                                   (a) the GMWB Base immediately prior to such withdrawal
                                       less the Adjusted Excess Withdrawal; and
                                   (b) the contract value after the withdrawal.

                                       ADJUSTED EXCESS WITHDRAWAL = EXCESS
                                       WITHDRAWAL X GMWB BASE/CONTRACT VALUE,
                                       WHERE BOTH THE GMWB BASE AND THE CONTRACT
                                       VALUE ARE DETERMINED IMMEDIATELY PRIOR TO SUCH
                                       EXCESS WITHDRAWAL.
                                 Please  note  that  if  the first  withdrawal  occurs  on a contract anniversary, the  GMWB Base  immediately prior  to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

AUTOMATIC STEP-UP                On each third contract anniversary after the first
                                 withdrawal, if the contract value, less any bonus amounts
                                 subject to recapture, is greater than the GMWB Base, we
                                 will increase or "step-up" the GMWB Base to equal such
                                 value. The GMWB charge percentage will not change as a
                                 result of any step-up.



ARE SURRENDER CHARGES APPLICABLE TO EXCESS WITHDRAWALS?



As noted above, we currently do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to your Prospectus for an explanation of how the free withdrawal amount is calculated. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See "Charges, Deductions, and Credits -- Surrender Charge" and "Charges, Deductions, and Credits -- How the Surrender Charge Works" in your Prospectus for a discussion of how surrender charges are calculated.)



IS A MINIMUM CONTRACT VALUE REQUIRED AFTER A PARTIAL WITHDRAWAL?



While the GMWB rider is in effect, we will not require a minimum contract value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.



MAY I CANCEL THE GMWB RIDER?



You may cancel the GMWB rider on each third contract anniversary after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third contract anniversary. You may re-elect the GMWB rider after cancellation as described in "How Do I Elect the GMWB Rider?" above.



WHEN WILL THE GMWB RIDER TERMINATE?



The GMWB rider will terminate upon the earliest of:



      - full surrender;



      - annuitization (under the Contract);



      - death of second owner if there are co-owners;



      - death of owner if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;



      - termination of the Contract;



      - change of owner resulting in termination of the rider, as discussed in "Change of Owner" below;



      - establishment of an annuity date as described in "What if my Contract Value Reaches Zero?" below, when the GMWB Base is reduced to zero; or



      - cancellation of the GMWB rider.



All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See "Features and Benefits of the Contract -- Inactive Contracts" in your Prospectus.)



WHAT IF MY CONTRACT VALUE REACHES ZERO?



If any withdrawal or deduction of fees or charges reduces the contract value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your contract value reduces to zero due to an Excess

Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.


                           HOW GMWB SETTLEMENT WORKS



        - We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.



        - We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the contract value to zero.



        - We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.



Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your contract value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. Tax consequences may apply. (See "Tax Status of the Contract -- Taxation of Annuities" in the Prospectus.)



 FOR AN EXAMPLE OF THE OPERATION OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT,
                           SEE THE ATTACHED APPENDIX.


                                  GMWB CHARGE


If you elect the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.75%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge.



On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the contract value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your contract value is invested.


                     ALLOCATION GUIDELINES AND RESTRICTIONS


If you elect the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. However, we reserve the right to change these Allocation Guidelines and Restrictions in the future. For detailed information on the Rebalancing Program and Asset Allocation Program models, see your Prospectus.


REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are as follows:


--------------------------------------------------------------------------------------------------
      INVESTMENT CATEGORY                                     SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             AIM V.I. Basic Value, AllianceBernstein Value, American
                                      Century VP Ultra(R), American Funds -- AFIS Growth, American
                                      Funds -- AFIS Growth-Income, Davis Value, Dreyfus VIF
                                      Appreciation, Federated Capital Appreciation II, Mercury
                                      Basic Value V.I., Mercury Equity Dividend, Mercury
                                      Fundamental Growth V.I., Mercury Index 500 V.I., Mercury
                                      Large Cap Core V.I., Mercury Large Cap Growth V.I., Mercury
                                      Large Cap Value V.I., Oppenheimer Capital Appreciation/VA,
                                      Oppenheimer Main Street/VA(R), Pioneer Fund VCT, Roszel/Lord
                                      Abbett Affiliated, Roszel/Allianz CCM Capital Appreciation,
                                      Van Kampen Comstock
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM V.I. Mid Cap Core Equity, Federated Kaufmann II, Mercury
                                      Mid Cap Value Opportunities, Premier VIT OpCap Renaissance,
                                      Roszel/Lord Abbett Mid Cap Value, Roszel/Seligman Mid Cap
                                      Growth
--------------------------------------------------------------------------------------------------
Small Cap                             AllianceBernstein Small/Mid Cap Value, Mercury Small Cap
                                      Index, Mercury Value Opportunities V.I., Oppenheimer Main
                                      Street Small Cap/VA(R), Pioneer Small Cap Value VCT,
                                      Roszel/Delaware Trend, Roszel/JP Morgan Small Cap Growth,
                                      Roszel/Allianz NFJ Small Cap Value, Wanger U.S. Smaller
                                      Companies
--------------------------------------------------------------------------------------------------
International                         American Funds -- AFIS International, Franklin Templeton VIP
                                      Foreign Securities, Franklin Templeton VIP Growth
                                      Securities, Mercury Global Small Cap, Mercury International
                                      Index, Mercury International Value V.I.
--------------------------------------------------------------------------------------------------
Alternative                           Cohen & Steers VIF Realty, PIMCO CommodityRealReturn
                                      Strategy
--------------------------------------------------------------------------------------------------
Money Market                          Mercury Domestic Money Market V.I. Fund
--------------------------------------------------------------------------------------------------



                 FOR MORE INFORMATION ON THE ABOVE SUBACCOUNTS,


          REFER TO YOUR PROSPECTUS OR CONTACT YOUR FINANCIAL ADVISOR.



There are subaccounts in other investment categories not listed here under the Contract. You may allocate your remaining contract value to any of these other subaccounts, so that your total allocations equal 100%. You may change your premium allocations provided the resulting allocation continues to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate contract value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

        IMPORTANT MECHANICS OF THE REBALANCING PROGRAM:



        - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.



        - Your first rebalancing date must be within 95 days from the GMWB Effective Date.



        - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.



        - You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your contract value that complies with the Allocation Guidelines and Restrictions.



        - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.



        - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.


ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following Asset Allocation models:


      -  Income,



      -  Income & Growth, or



      -  Growth.



At any time, you may change to a different Asset Allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an Asset Allocation model no longer satisfies the Allocation Guidelines and Restrictions.



If you no longer wish to participate in the Asset Allocation Program or if we notify you that the Asset Allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your contract value will then be rebalanced to the same subaccounts of the Asset Allocation model you previously selected, and with the percentages that existed for that Asset Allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your contract value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.


                                CHANGE OF OWNER

If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:


      (1) a spouse of the current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the GMWB Effective Date; or



      (2)  a spouse of the current owner is removed as an owner; or



      (3) a co-owner spouse dies leaving the surviving spouse as the sole owner; or

      (4) as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or



      (5) while the GMWB is still available, an eligible spousal beneficiary who was at least age 60 on the GMWB Effective Date becomes the owner under the Spousal Beneficiary Continuation Option.



If an eligible spousal beneficiary becomes the owner and the GMWB rider is still available or if a co-owner spouse dies leaving the surviving spouse as the sole owner, we currently reset the GMWB Base to equal the greater of the contract value, less any bonus amounts subject to recapture, and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.


                       BENEFIT AVAILABLE ON MATURITY DATE


If the maturity date occurs while the GMWB rider is in effect, we will make the Guaranteed Lifetime Amount available each contract year through monthly payments equal to the Guaranteed Lifetime Amount divided by 12, payable until the death of the (second) annuitant.


We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

                                TAX CONSEQUENCES

The following is added after the last sentence in the section of the Prospectus captioned "Tax Status of the Contract -- Taxation of Annuities -- Withdrawals and Surrenders."

However, if you purchase the GMWB rider and you take a withdrawal or other distribution from your Contract and the contract value has not been reduced to zero, the amount in excess of the greater of:

      (1)  contract value or

      (2)  GMWB Base

over your investment in the Contract will be treated by us as a taxable distribution.

                                 *     *     *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.

APPENDIX-- EXAMPLE OF GMWB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on February 1, 2006 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on March 15, 2009 at the age of 75 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."


                                              TRANSACTIONS
                                           -------------------
DATE                                        PREM.     WITHDR.
--------------------------------------------------------------
2/1/2006   THE CONTRACT IS ISSUED          $100,000
           The Lifetime Income Percentage
           is 5.5% if a withdrawal were
           to be taken.
2/1/2009   THIRD CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $20,000 due to positive
           investment performance and
           that this is the highest
           anniversary value since issue.
           The Lifetime Income Percentage
           is now 6.0% since You are age
           75 and You have not taken any
           previous withdrawals.
3/15/2009  OWNER TAKES A $7,200                       $ 7,200
           WITHDRAWAL
           Assume Account Value decreased
           by $14,800 due to negative
           investment performance. No
           adjustments apply since
           withdrawals have not exceeded
           the GLA during the Contract
           Year.
6/14/2009  OWNER TAKES A $40,000                      $40,000
           WITHDRAWAL
           Assume Account Value increased
           by $2,000 due to positive
           investment performance.
           Previous withdrawal equaled
           the GLA so entire withdrawal
           is an excess withdrawal.
           Adj. Excess w/d = Excess w/d x
           (GMWB Base before withdrawal)
           -----------------------------
           Account Value before withdrawal
           = ($40,000) x ($120,000 /
           $100,000) = $40,000 x (6/5)
           = $48,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess
           w/d)
           = Min ($120,000 -- $48,000,
           $60,000) = $60,000
2/1/2010   FOURTH CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $5,000 due to positive
           investment performance.
           Since the Account Value is
           greater than the GMWB Base,
           the GMWB Base is reset to the
           higher value.
8/25/2010  OWNER TAKES A $39,900                      $39,900
           WITHDRAWAL
           Assume Account Value decreased
           by $9,100 due to negative
           investment performance.
           Adj. Excess w/d = Excess w/d x
           (GMWB Base before withdrawal)
           ----------------------------
           Account Value before withdrawal
           = ($39,900 -- $3,900) x
           ($65,000 / $52,000) = $36,000
           x (5/4)
           = $45,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess
           w/d)
           = Min ($65,000 -- $45,000,
           $55,900 -- $39,900)
           = Min ($20,000, $16,000) =
           $16,000
2/1/2018   TWELFTH CONTRACT                           $   800
           ANNIVERSARY -- OWNER REQUESTS
           A $800 WITHDRAWAL
           Assume withdrawals equal to
           the GLA have been taken each
           Contract Year and the
           Automatic Step-Up has not
           changed the GMWB Base. Assume
           Account Value has decreased
           $15,200 due to withdrawals and
           negative investment
           performance.
           You receive the remaining $800
           of Account Value and the
           Company pays You an additional
           $160. The GMWB Rider and Base
           Contract terminate. Lifetime
           monthly payments of $960 / 12
           = $80 are established with an
           Annuity Date of 2/1/2019.


           ACCOUNT      GMWB
DATE        VALUE       BASE      GLA
---------
2/1/2006   $100,000   $100,000   $5,500
2/1/2009   $120,000   $120,000   $7,200
3/15/2009  $ 98,000   $120,000   $7,200
6/14/2009  $ 60,000   $ 60,000   $3,600
2/1/2010   $ 65,000   $ 65,000   $3,900
8/25/2010  $ 16,000   $ 16,000   $  960
2/1/2018   $     --         *GMWB RIDER
                            TERMINATED*

     This registration statement incorporates by reference the prospectus and statement of additional information dated May 1, 2005 for the Contracts, as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-119611) filed on April 28, 2005.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2004 and for the two
                    years ended December 31, 2004 and the Notes relating
                    thereto appear in the Statement of Additional Information.
      (2)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2004 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information.
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
      (2)          Not Applicable.
      (3)          Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
      (4) (a)      Form of Contract and Schedule Pages for the Flexible Premium
                    Individual Deferred Variable Annuity. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed March 8, 2005.)
          (b)      Guaranteed Minimum Income Benefit Rider and Schedule Pages.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed March 8, 2005.)
          (c)      Guaranteed Minimum Death Benefit Rider and Schedule Pages.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed March 8, 2005.)
          (d)      Bonus Endorsement and Schedule Pages. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed March 8, 2005.)
          (e)      Spousal Beneficiary Continuation Endorsement. (Incorporated
                    by Reference to Registrant's Pre-Effective Amendment No. 1
                    to Form N-4, Registration No. 333-119611 Filed March 8,
                    2005.)
          (f)      Guaranteed Minimum Withdrawal Benefit Rider and Schedule
                    pages.
      (5)          Form of Application for the Flexible Premium Individual
                    Deferred Variable Annuity.
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996.)
          (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    filed December 9, 1996.)
      (7)          Not Applicable.
      (8) (a)      Amended General Agency Agreement. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994.)

          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (f)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (g)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (h)      Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (i)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc., Merrill Lynch Life Insurance
                    Company, ML Life Insurance Company of New York, and Family
                    Life Insurance Company (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994).
          (j)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (k)      Participation Agreement By And Among AIM Variable Insurance
                    Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 11 to Form N-4,
                    Registration No. 33-43654 Filed April 23, 1997).
          (l)      Amendment to the Participation Agreement By and Among AIM
                    Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                    ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-34894 Filed April 17, 2000).
          (m)      Form of Participation Agreement Among ML Life Insurance
                    Company of New York, Alliance Capital Management L.P., and
                    Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (n)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (o)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).

          (p)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000).
          (q)      Form of Participation Agreement Between Merrill Lynch,
                    Pierce, Fenner & Smith Incorporated and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (r)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (s)      Amendment to the Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. Dated June 5,
                    1998. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 2000).
          (t)      Amendment to the Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. Dated July 22,
                    1999. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 2000).
          (u)      Form of Participation Agreement Between American Century
                    Investment Services, Inc. and ML Life Insurance Company of
                    New York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 17 to Form N-4, Registration
                    No. 33-43654 Filed April 30, 2001).
          (v)      Form of Participation Agreement Between Davis Variable
                    Account Fund, Inc. and ML Life Insurance Company of New
                    York (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000).
          (w)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and PIMCO Variable Insurance Trust.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (x)      Form of Participation Agreement Between Federated Securities
                    Corp., Insurance Series, and ML Life Insurance Company of
                    New York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 333-34894 Filed April 23, 2004.)
          (y)      Form of Participation Agreement Between PIMCO Advisors VIT,
                    OCC Distributors LLC, and ML Life Insurance Company of New
                    York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 333-34894 Filed April 23, 2004.)
          (z)      Form of Participation Agreement Between Van Kampen Life
                    Investment Trust and ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (aa)     Form of Participation Agreement between OppenheimerFunds,
                    Inc., Oppenheimer Variable Accounts Funds, and ML Life
                    Insurance Company of New York. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (bb)     Form of Participation Agreement between Franklin Templeton
                    Distributors, Inc. and ML Life Insurance Company of New
                    York. (Incorporated by reference to Merrill Lynch Life
                    Variable Annuity Separate Account D 's Pre-Effective
                    Amendment No. 1 to the Registration Statement on Form N-4,
                    Registration No. 333-98283 Filed June 3, 2003.)
          (cc)     Form of Participation Agreement between American Funds
                    Insurance Series, Capital Research and Management Company, and ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed April 28,
                    2005.)

          (dd)     Form of Participation Agreement between Cohen & Steers VIF
                    Realty Fund, Inc., Cohen & Steers Securities, LLC, and ML
                    Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed April 28,
                    2005.)
          (ee)     Form of Participation Agreement between Dreyfus Variable
                    Investment Fund, The Dreyfus Corporation, and ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (ff)     Form of Participation Agreement between Eaton Vance Variable
                    Trust, Easton Vance Distributors, Inc., and ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (gg)     Form of Participation Agreement between Federated Equity
                    Funds, Federated Securities Corp., and ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (hh)     Form of Participation Agreement between Franklin Templeton
                    Variable Insurance Products Trust, Franklin/Templeton
                    Distributors, Inc., Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated, and ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed April 28, 2005.)
          (ii)     Form of Participation Agreement between Pioneer Variable
                    Contracts Trust, Pioneer Investment Management, Inc.,
                    Pioneer Funds Distributor, Inc., and ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (jj)     Form of Participation Agreement between Wagner Advisors
                    Trust, Columbia Funds Distributor, Inc., and ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
      (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed March 8, 2005.)
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP.
          (b)      Written Consent of Deloitte & Touche LLP, independent
                    registered public accounting firm.
          (c)      Written Consent of Barry G. Skolnick, Esq.
     (11)          Not Applicable.
     (12)          Not Applicable.
     (13)          Powers of Attorney.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*



NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    Chief Actuary.
                                 Pennington, NJ 08534
Frederick J.C. Butler            Bentley Associates LP         Director.
                                 101 Park Avenue, 22nd Floor
                                 New York, NY 10178
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
H. McIntyre Gardner              4 World Financial Center      Director and Chairman of the Board.
                                 31(st) Floor, Room 042
                                 New York, NY 10281
Christopher J. Grady             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apt 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Nikos K. Kardassis               800 Scudders Mill Road - 3D   Director, President and Chief
                                 Plainsboro, NJ 08536            Executive Officer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Vice President, Chief
                                 2(nd) Floor,                    Compliance Officer, Senior
                                 Pennington, NJ 08534            Counsel, Director of Compliance
                                                                 and Secretary.
Cynthia Kahn Sherman             4104 Gulf Shore Blvd. North   Director.
                                 PH 4
                                 Naples, FL 34103
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Mark Buchinsky                   1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill Road - 3D   Senior Vice President.
                                 Plainsboro, New Jersey 08536
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Elizabeth Garrison               1300 Merrill Lynch Drive,     Vice President and Controller.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Sharon Hockersmith               4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration
Radha Lakshminarayanan           1300 Merrill Lynch Drive,     Vice President and Corporate
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Paul Michalowski                 1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Terry L. Rapp                    1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Sarah Scanga                     1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,     Vice President and Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 22, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..................................    Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated (1)....    Delaware
     Merrill Lynch Life Agency Inc. (2).....................    Washington
     Merrill Lynch Professional Clearing Corp. (3)..........    Delaware
  Merrill Lynch Capital Services, Inc. .....................    Delaware
     Merrill Lynch Commodities, Inc. .......................    Delaware
       Merrill Lynch Commodities (Europe) Holdings
          Limited...........................................    England
          Merrill Lynch Commodities (Europe) Limited........    England
            Merrill Lynch Commodities (Europe) Trading
               Limited......................................    England
            Merrill Lynch Commodities GmbH..................    Germany
  Merrill Lynch Government Securities, Inc. ................    Delaware
     Merrill Lynch Money Markets Inc. ......................    Delaware
  Merrill Lynch Group, Inc. ................................    Delaware
     Investor Protection Insurance Company..................    Vermont
     Merrill Lynch Credit Reinsurance Limited...............    Bermuda
     FAM Distributors, Inc. ................................    Delaware
     Merrill Lynch Investment Managers Group Limited (4)....    England
       Merrill Lynch Investment Managers (Channel Island)
          Limited (4).......................................    England
       Merrill Lynch Investment Managers (Dublin) Limited
          (4)...............................................    Ireland
       Merrill Lynch Investment Managers Limited (Australia)
          (4)...............................................    Australia
       Merrill Lynch Pensions Limited.......................    England
       Merrill Lynch Investment Managers (Isle of Man)
          Holdings Limited (4)..............................    Isle of Man
            Merrill Lynch Fund Managers (Isle of Man)
               Limited......................................    Isle of Man
       Merrill Lynch Investment Managers Holdings Limited...    England
       Merrill Lynch Investment Managers Limited............    England
            Merrill Lynch Fund Managers Limited.............    England
            Merrill Lynch Investment Managers Societa di
               Gestione del Risparmio S.p.A. ...............    Italy
            Merrill Lynch Investment Managers International
               Limited......................................    England
     Princeton Services, Inc. ..............................    Delaware
       Fund Asset Management, L.P. (5)......................    Delaware
            IQ Investment Advisors LLC......................    Delaware
       Merrill Lynch Investment Managers, L.P. (5)..........    Delaware
            Merrill Lynch Investment Managers, LLC..........    Delaware
            Merrill Lynch Alternative Investments LLC.......    Delaware
       Princeton Administrators, L.P. (5)...................    Delaware
     Merrill Lynch Bank & Trust Co. ........................    New Jersey
       Financial Data Services, Inc. .......................    Florida
            ML Mortgage Holdings Inc. ......................    Delaware
     Merrill Lynch Insurance Group, Inc. ...................    Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Life Insurance Company.................    Arkansas
       ML Life Insurance Company of New York................    New York
       Roszel Advisors, LLC.................................    Delaware
     Merrill Lynch International Finance Corporation........    New York
       Merrill Lynch International Bank Limited.............    England
            Majestic Acquisitions Limited...................    England
               Mortgage Holdings Limited....................    England
                 Mortgages PLC..............................    England
                 Genesis Home Loans PLC.....................    England
                 Mortgages 1 Limited........................    England
            Merrill Lynch Bank (Suisse) S.A. ...............    Switzerland
               MLBS Fund Management S.A. ...................    Switzerland
       Merrill Lynch Group Holdings Limited.................    Ireland
            Merrill Lynch Capital Markets Bank Limited......    Ireland
     Merrill Lynch Diversified Investments, Inc. ...........    Delaware
          Merrill Lynch Credit Products, L.L.C. ............    Delaware
            Merrill Lynch Mortgage Capital Inc. ............    Delaware
               Merrill Lynch Mortgage Lending, Inc. ........    Delaware
               Wilshire Credit Corporation..................    Delaware
     Merrill Lynch Trust Company, FSB.......................    Federal
     MLDP Holdings, Inc. ...................................    Delaware
       Merrill Lynch Derivatives Products AG................    Switzerland
     ML IBK Positions, Inc. ................................    Delaware
       Merrill Lynch PCG, Inc. .............................    Delaware
       Merrill Lynch Capital Corporation....................    Delaware
     ML Leasing Equipment Corp. (6).........................    Delaware
     Merrill Lynch Canada Holdings Company..................    Nova Scotia
       Merrill Lynch Canada Finance Company.................    Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ....................    Ontario
            Merrill Lynch Financial Assets Inc. ............    Canada
            Merrill Lynch Canada Inc. ......................    Canada
  Merrill Lynch Bank USA....................................    Utah
     MLBUSA Funding Corporation.............................    Delaware
     Merrill Lynch Business Financial Services Inc. (7).....    Delaware
     Merrill Lynch Credit Corporation.......................    Delaware
       Merrill Lynch NJ Investment Corporation..............    New Jersey
     Merrill Lynch Utah Investment Corporation..............    Utah
     Merrill Lynch Community Development Company, LLC.......    New Jersey
     Merrill Lynch Commercial Finance Corp. ................    Delaware
     Merrill Lynch Private Finance Inc. ....................    Delaware
  Merrill Lynch International Incorporated..................    Delaware
     Merrill Lynch Futures (Hong Kong) Limited..............    Hong Kong
     Merrill Lynch Taiwan Limited...........................    Taiwan
     Merrill Lynch International Bank.......................    Federal

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Reinsurance Solutions LTD................    Bermuda
     Merrill Lynch (Australasia) Pty Limited................    New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........    Victoria, Australia
       Merrill Lynch Markets (Australia) Pty Limited........    New South Wales, Australia
            Merrill Lynch Private (Australia) Limited.......    Victoria, Australia
            Merrill Lynch Equities (Australia) Limited......    Victoria, Australia
            Berndale Securities Limited.....................    Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited....................................    New South Wales, Australia
            Merrill Lynch International (Australia) Pty
               Limited......................................    New South Wales, Australia
               Merrill Lynch (Australia) Futures Limited....    New South Wales, Australia
               Merrill Lynch Private (Australia) Limited....    New South Wales, Australia
     Merrill Lynch International Holdings Inc. .............    Delaware
       PT Merrill Lynch Indonesia...........................    Indonesia
       Merrill Lynch Bank and Trust Company (Cayman)            Cayman Islands, British West
          Limited...........................................      Indies
            Institucion Financiera Externa Merrill Lynch
               Bank (Uruguay) S.A. .........................    Uruguay
            Merrill Lynch Espanola Agencia de Valores
               S.A. ........................................    Spain
          Merrill Lynch Capital Markets AG (8)..............    Switzerland
          Merrill Lynch Europe PLC..........................    England
            Merrill Lynch Asset Management U.K. Limited.....    England
            Merrill Lynch Global Asset Management Limited...    England
            Merrill Lynch, Pierce, Fenner & Smith Limited...    England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. .......................    Luxembourg
            ML UK Capital Holdings (9)......................    England
               Merrill Lynch International (10).............    England
            Merrill Lynch Capital Markets Espana S.A.,
               S.V. ........................................    Spain
            Merrill Lynch (Singapore) Pte. Ltd. (11)........    Singapore
          Merrill Lynch South Africa (Pty) Ltd. (12)........    South Africa
          Merrill Lynch Mexico, S.A. de C.V., Casa de
            Bolsa...........................................    Mexico
          Merrill Lynch Argentina S.A. .....................    Argentina
          Merrill Lynch Pierce Fenner & Smith de Argentina
            S.A.F.M. y de M.................................    Argentina
          Banco Merrill Lynch de Investimentos S.A. ........    Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios..........................    Brazil
          Merrill Lynch S.A. ...............................    Luxembourg
          Merrill Lynch Europe Ltd. ........................    Cayman Islands, British West
                                                                  Indies
          Merrill Lynch France S.A.S. ......................    France
            Merrill Lynch Capital Markets (France)
               S.A.S. ......................................    France

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch, Pierce, Fenner & Smith SAS.......    France
          Merrill Lynch (Asia Pacific) Limited..............    Hong Kong
            Merrill Lynch Far East Limited..................    Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..............    Japan
          Merrill Lynch Japan Finance Co., Ltd. ............    Japan
  Herzog, Heine, Geduld, LLC................................    Delaware
  Merrill Lynch Financial Markets Inc. .....................    Delaware

---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly  named affiliates  and subsidiaries  that engage  in the  sale of
     insurance  and  annuity   products  are  incorporated   in  various   other
     jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.

 (6) This corporation has 31 direct and indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (7) Also conducts business under the name "Merrill Lynch Capital."

 (8) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."

 (9) Held through intermediate subsidiaries.

(10) Partially owned by another indirect subsidiary of ML & Co.

(11) Held through intermediate subsidiaries.

(12) Held through intermediate subsidiaries.

ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of December 5, 2005 was 101.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------               -----------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
James P. Gorman                             Director, Chairman of the Board and Chief
                                              Executive Officer
Do Woo Kim                                  Director and Executive Vice President
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer

---------------

     Business address for  all persons listed:   4 World  Financial Center,  New
York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 14(th) Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c)   Registrant  undertakes   to  deliver  any   statement  of  additional
information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 8th day of December, 2005.


                                           ML of New York Variable Annuity
                                           Separate Account A
                                                       (Registrant)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           ML Life Insurance Company of
                                           New York
                                                     (Depositor)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
        -------------------------------------  -----------------------------------------
        Frances C. Grabish                         Barry G. Skolnick
        Vice President and Senior Counsel          Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities indicated on December 8, 2005.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Senior Vice President,
---------------------------------------------    Chief Financial Officer, and Treasurer
              Joseph E. Justice

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director and Senior Vice President
---------------------------------------------
            Concetta M. Ruggiero

                      *                        Director, Vice President, Chief Compliance
---------------------------------------------    Officer, Senior Counsel, Director of
                Lori M. Salvo                    Compliance, and Secretary

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX



EXHIBIT                            DESCRIPTION
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
 (4)(f)    Guaranteed Minimum Withdrawal Benefit Rider and Schedule
           Pages.
 (5)       Form of Application for the Flexible Premium Individual
           Deferred Variable Annuity.
(10)(a)    Written Consent of Sutherland Asbill & Brennan LLP.
     (b)   Written Consent of Deloitte & Touche LLP, independent
           registered public accounting firm.
     (c)   Written Consent of Barry G. Skolnick, Esq.
(13)       Powers of Attorney.